Advances to Suppliers and Other (Tables)	6 Months Ended
Jun. 30, 2023
Advances to Suppliers [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers and other as of June 30, 2023 and December 31, 2022 consisted of the following:
	June 30, 2023	December 31, 2022
Advance to suppliers	$723,111	$515,137
Advance payment for potential factory lease and land purchase	1,201,354	4,201,354
Total	1,924,465	4,716,491